Loan Servicing (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Servicing rights:
Beginning of year	$ 344	$ 348
Additions	92	174
Amortized to expense	(120)	(139)
Change in valuation allowance	52	(39)
End of year	368	344
Valuation allowance:
Beginning of year	158	119
Additions expensed	0	44
Reductions credited to expense	(52)	(5)
Direct write-downs	0	0
End of year	$ 106	$ 158